Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities
Non-financial
liabilities as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current

		In millions of won
Advance received	￦	4,157,916	398,056	4,544,206	284,618
Unearned revenue		40,187	6,517	86,584	7,200
Deferred revenue		659,397	9,697,158	702,430	10,272,415
Withholdings		345,892	5,171	207,217	2,408
Others		1,262,941	109,462	1,433,940	96,020

	￦	6,466,333	10,216,364	6,974,377	10,662,661